Equity-Based Compensation (Details) - Schedule of outstanding stock warrants - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Outstanding Stock Warrants Abstract
Rights,Outstanding	50	50
Weighted- Average Remaining Contract Term,Outstanding	2 years 4 months 24 days	3 years 4 months 24 days
Profits Interests Units,Outstanding
Rights ,Outstanding		50
Weighted- Average Remaining Contract Term,Outstanding		2 years 4 months 24 days
Rights ,Exercisable		26
Weighted- Average Remaining Contract Term,Exercisable		2 years 4 months 24 days
Profits Interests Units,Granted		165
Rights ,Forfeited	(50)
Profits Interests Units,Forfeited		(165)